PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance to employees for business development purposes (a)	$ 700,940	$ 595,397
Prepaid consulting service fees (b)	891,098
Prepayment for advertising services (c )	400,895
Security deposits for operating lease and auto license plate (d)	155,397	98,971
Advance to vendor for fixed assets purchase (e)	248,349
Advance to vendor for a trading platform development (f)	180,000
Interest receivable (g)		14,819
Others (h )	78,653	12,630
Prepaid Expense and Other Assets, Current	$ 2,655,332	$ 721,817